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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-QMINC-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-157.8%
Alaska-0.8%
Northern Tobacco Securitization Corp., Asset Backed Ser 2006 A	5.00%	06/01/46	$4,000	$2,586,520

Arizona-5.2%
Arizona State Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19	2,000	2,182,240
Maricopa County Pollution Control, Arizona Public Service Co., Ser 2009 A	6.00	05/01/29	650	700,095
Phoenix Civic Improvement Corp., Airport Ser 2002 B (AMT) (NATL-RE & FGIC Insd) (a)	5.25	07/01/32	3,000	3,006,900
Phoenix Civic Improvement Corp., Jr Lien Water Ser 2002 (NATL-RE & FGIC Insd) (a)	5.00	07/01/26	3,800	3,924,450
Salt River Project Agricultural Improvement & Power District, 2002 Ser B (b)	5.00	01/01/31	6,000	6,133,380

				15,947,065

California-24.1%
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(c)	0.00	08/01/35	1,575	331,585
Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)(c)	0.00	08/01/36	2,545	500,881
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	700	690,263
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	2,000	1,993,960
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges 1st Lien Ser 2003 (AMBAC Insd) (a)(b)	5.00	07/01/36	5,000	6,063,450
California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	3,000	3,104,220
California Statewide Communities Development Authority, Baptist University Ser 2007 A	5.40	11/01/27	4,000	3,532,040
California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	5,000	4,914,650
City & County of San Francisco, Laguna Honda Hospital Refg Ser 2008-R3 (AGC Insd) (a)(b)	5.00	06/15/28	960	1,000,368
City of Los Angeles, Ser 2004 A (NATL-RE Insd) (a)	5.00	09/01/24	4,000	4,315,760
County of San Diego, Burnham Institute for Medical Research Ser 2006 (COP)	5.00	09/01/34	1,000	873,410
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (c)	0.00	08/01/40	4,685	661,943
Dry Creek Joint Elementary School District, Election 2008 Ser 2009 (c)	0.00	08/01/41	4,535	600,298
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (AMBAC Insd) (a)	5.00	06/01/29	6,000	5,766,000
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	4,600	2,970,036
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	1,150	819,099
Moreland School District, Ser 2014 C (AMBAC Insd) (a)(c)	0.00	08/01/29	1,745	534,720
Oak Grove School District, Election 2008 Ser A (c)	0.00	08/01/28	1,270	442,735
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	110	121,286
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	445	490,657
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	890	900,173
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/32	3,555	3,272,520
San Diego County Water Authority, Ser 2002 A (COP) (NATL-RE Insd) (a)	5.00	05/01/27	3,720	3,880,853
San Francisco City & County Public Utilities Commission, Ser 2009 A	5.00	11/01/27	2,500	2,747,400
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp. Ser 2007 (c)	0.00%	06/01/36	$16,000	$1,558,560
State of California, Ser 2004 A	5.00	07/01/16	4,000	4,112,440
State of California, Various Purpose Dtd 05/01/03	5.25	02/01/19	5,000	5,436,200
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37	5,000	3,668,000
Twin Rivers Unified School District, Ser 2009 (BANs) (c)	0.00	04/01/14	1,350	1,223,694
University of California, Ser 2007-J (AGM Insd) (a)(b)	4.50	05/15/31	2,760	2,778,740
University of California, Ser 2007-J (AGM Insd) (a)(b)	4.50	05/15/35	2,240	2,198,829
University of California, Ser 2009 O	5.25	05/15/39	500	538,800
William S. Hart Union High School District, Ser 2009 A (c)	0.00	08/01/32	10,100	2,530,858

				74,574,428

Colorado-3.2%
Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd) (a)	5.25	08/15/34	2,000	2,001,380
Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.00	07/01/39	2,000	2,035,940
County of Boulder, University Corp. for Atmospheric Research Ser 2002 (NATL-RE Insd) (a)	5.375	09/01/18	1,750	1,885,100
County of Boulder, University Corp. for Atmospheric Research Ser 2002 (NATL-RE Insd) (a)	5.375	09/01/21	1,750	1,878,887
County of Pitkin, Aspen Skiing Company Project Ser 1984 A (e)(f)(g)	0.24	04/01/16	500	500,000
Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd) (a)	5.00	12/01/30	1,590	1,432,113
Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	265	284,690

				10,018,110

Connecticut-1.7%
Connecticut Housing Finance Authority, SubSer A-2 (AMT)	5.15	05/15/38	5,000	5,093,900

Delaware-0.3%
County of New Castle, Newark Charter School Inc. Ser 2006	5.00	09/01/36	1,000	854,920

District of Columbia-1.9%
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	6,000	6,002,820

Florida-8.2%
Broward County School Board, Ser 2001 A (COP) (AGM Insd) (a)	5.00	07/01/26	2,000	2,017,020
County of Miami-Dade, Building Better Communities Program Ser 2009 B-1	6.00	07/01/38	2,000	2,239,620
County of Miami-Dade, Miami Int’l Airport Ser 2009 A (AGC Insd) (a)	5.00	10/01/25	1,250	1,364,650
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C (d)	5.25	11/15/16	75	90,572
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C	5.25	11/15/36	2,925	2,963,844
Jacksonville Electric Authority, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18	3,300	3,445,266
Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd) (a)	5.50	10/01/23	1,200	1,387,308
South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007	5.00	08/15/42	12,000	11,904,960

				25,413,240

Georgia-3.8%
City of Atlanta, Airport Ser 2004 J (AGM Insd) (a)	5.00	01/01/34	2,000	2,026,400
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/22	6,000	6,395,580
Georgia State Road & Tollway Authority, Ser 2003	5.00	10/01/23	3,000	3,185,610

				11,607,590

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii-4.3%
City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)(b)	5.25%	03/01/26	$10,000	$10,599,700
Hawaii Pacific Health, Ser B	5.75	07/01/40	770	774,581
State of Hawaii, Airports Refg Ser A	5.00	07/01/39	1,925	1,942,922

				13,317,203

Idaho-1.2%
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/23	2,600	2,907,684
Idaho Housing & Finance Association, Ser 1992 E (AMT)	6.75	07/01/12	15	15,043
Idaho Housing & Finance Association, Ser 2000 E (AMT)	6.00	01/01/32	610	644,654

				3,567,381

Illinois-9.5%
City of Chicago, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (AGM Insd) (a)	5.75	01/01/23	4,000	4,194,120
City of Chicago, Project & Refg Ser 2007 A (CR) (AGM & FGIC Insd) (a)(b)(h)	5.00	01/01/37	7,250	7,401,235
City of Granite City, Waste Management, Inc. Project (AMT)	3.50	05/01/27	2,200	2,212,276
Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	1,650	1,702,750
Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	645	729,966
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	2,360	2,387,565
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	6.00	08/15/38	1,235	1,250,153
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds, Ser 2009 B	5.00	08/15/16	830	920,130
State of Illinois, First Ser 2002 (NATL-RE Insd) (a)	5.375	07/01/20	6,000	6,301,560
Village of Schaumburg, Ser 2004 B (NATL-RE & FGIC Insd) (a)	5.25	12/01/34	2,000	2,127,740

				29,227,495

Indiana-5.2%
Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00	02/01/23	10,000	10,749,200
Indiana Health & Educational Facilities Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40	3,040	2,999,477
Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd) (a)	5.00	06/01/21	1,400	1,463,210
Rockport, Indian Michigan Power Company Project Refg Ser 2009 B	6.25	06/01/25	820	914,374

				16,126,261

Iowa-1.3%
State of Iowa, LJOBS Program Ser 2009 A (b)(h)	5.00	06/01/25	2,120	2,344,529
State of Iowa, LJOBS Program Ser 2009 A (b)(h)	5.00	06/01/26	1,590	1,743,260

				4,087,789

Kansas-0.3%
Kansas Development Finance Authority Hospital Revenue, Adventist Health System Sunbelt Obligated Group Ser 2009 C	5.50	11/15/29	730	790,648

Kentucky-0.3%
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	1,000	1,050,280

Louisiana-0.5%
Louisiana Offshore Terminal Authority, Revenue Bonds, Deepwater Port Ser 2007 B-2	4.30	10/01/37	1,500	1,527,810

Maryland-1.4%
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	1,105	1,001,384
Maryland Economic Development Corp., Ser B	5.75	06/01/35	1,080	1,113,448
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00%	01/01/17	$2,385	$2,289,981

				4,404,813

Massachusetts-1.0%
Massachusetts Health & Educational Facilities Authority, Berklee College Music Ser A	5.00	10/01/32	1,100	1,121,835
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	1,600	1,919,040

				3,040,875

Michigan-3.3%
County of Wayne, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (NATL-RE & FGIC Insd) (a)	5.50	12/01/17	3,000	3,082,380
Michigan Strategic Fund, Detroit Edison Co. Ser 2001 C (AMT)	5.65	09/01/29	5,000	5,009,600
Wayne State University, Refg Ser 2008 (AGM Insd) (a)	5.00	11/15/25	1,855	1,990,118

				10,082,098

Minnesota-0.7%
Western Minnesota Municipal Power Agency, Ser 2003 A (NATL-RE Insd) (a)	5.00	01/01/30	2,000	2,026,720

Missouri-0.4%
Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	120	123,437
Missouri State Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	1,125	1,069,920

				1,193,357

Montana-1.3%
City of Forsyth, Pollution Control Revenue Ser A	5.00	05/01/33	1,600	1,636,032
Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	2,245	2,304,582

				3,940,614

Nevada-4.5%
County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd) (a)	5.50	07/01/20	2,000	2,086,380
County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd) (a)	5.375	07/01/19	1,000	1,045,780
County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd) (a)	5.375	07/01/20	1,100	1,144,792
County of Clark, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd) (a)	5.375	07/01/22	2,000	2,067,200
County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	1,000	1,007,390
Las Vegas Valley Water District, Water Impr Refg Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.25	06/01/20	5,345	5,769,233
Las Vegas, Redevelopment Agency, Ser A	6.25	06/15/16	640	713,280

				13,834,055

New Hampshire-0.2%
New Hampshire Business Finance Authority, Ser 2009 (AMT)	7.125	07/01/27	655	688,353

New Jersey-9.3%
New Jersey Economic Development Authority, MSU Student Housing, Provident Group Montclair LLC, Ser 2010	5.75	06/01/31	935	954,635
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50	09/01/24	2,000	2,300,760
New Jersey St Housing & Mortgage Finance Agency, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd) (a)	5.875	10/01/31	1,295	1,296,917
New Jersey State Turnpike Authority, Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.00	01/01/27	1,500	1,547,580
New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,000	5,873,350
Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd) (a)	5.00	12/01/20	10,000	10,265,500
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	5,000	4,119,900
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tobacco Settlement Financing Corp., Ser 2007-1 B (c)	0.00%	06/01/41	$6,000	$299,520
University of Medicine & Dentistry of New Jersey, Ser 2004 (COP) (NATL-RE Insd) (a)	5.25	06/15/23	2,000	2,055,620

				28,713,782

New Mexico-0.4%
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 C	5.90	06/01/40	1,250	1,264,950

New York-17.1%
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	820	841,566
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	340	350,203
City of New York, 2009 Subser A-1 (b)	5.25	08/15/27	2,380	2,611,979
City of New York, 2009 Subser A-1 (b)	5.25	08/15/28	2,380	2,599,936
Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (NATL-RE & FGIC Insd) (a)	5.00	11/15/25	10,000	10,253,600
New York City Municipal Water Finance Authority, Ser 2002 A	5.375	06/15/19	3,500	3,793,720
New York City Municipal Water Finance Authority, Ser 2003 A	5.00	06/15/35	3,000	3,088,890
New York City Municipal Water Finance Authority, Ser 2006 B	5.00	06/15/26	5,000	5,124,500
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/28	2,040	2,227,068
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/29	1,635	1,776,035
New York City Transitional Finance Authority, 2010 Subser A-1 (b)	5.00	05/01/30	1,635	1,763,429
New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (b)	5.00	04/01/26	1,935	2,142,509
New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (b)	5.00	04/01/27	2,815	3,097,936
New York State Dormitory Authority, New York University (AMBAC Insd) (a)	5.50	05/15/29	1,100	1,228,744
Seneca Nation Indians, Ser 2007 A (i)	5.00	12/01/23	2,000	1,648,340
Tobacco Settlement Financing Corp., Ser 2003 B-1C	5.50	06/01/17	5,000	5,168,450
Triborough Bridge & Tunnel Authority, Refg 2002 E (NATL-RE Insd) (a)(b)	5.00	11/15/32	5,000	5,223,050

				52,939,955

North Carolina-1.5%
City of Charlotte, Water/Sewer Ser 2001	5.125	06/01/26	4,500	4,669,380

North Dakota-0.8%
County of Ward, Trinity Ser 2006	5.125	07/01/29	2,750	2,589,483

Ohio-6.2%
American Municipal Power-Ohio Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)(b)	5.25	02/15/33	5,100	5,350,512
County of Cuyahoga, Cleveland Clinic Ser 2003 A	6.00	01/01/32	5,370	5,750,894
County of Lorain, Catholic Healthcare Partners Ser 2001 A	5.625	10/01/17	3,000	3,108,810
Ohio State Higher Educational Facilities, Summa Health Systems Ser 2010	5.75	11/15/40	2,270	2,271,453
Ohio State University, General Receipts Ser 2002 A	5.125	12/01/31	2,000	2,092,900
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	410	453,296

				19,027,865

Oklahoma-0.4%
Oklahoma Development Finance Authority, Great Plains Regional Medical Center Ser 2007	5.125	12/01/36	1,500	1,300,590

Oregon-0.6%
Oregon State Department of Administrative Services, Ser 2009 A	5.25	04/01/24	685	788,866
Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375	11/01/33	1,145	1,184,789

				1,973,655

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania-1.0%
Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375%	11/15/40	$2,000	$1,495,900
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00	12/01/28	1,350	1,014,215
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00	12/01/34	800	597,192

				3,107,307

Puerto Rico-3.0%
Puerto Rico Electric Power Authority, Ser 2010 CCC	5.25	07/01/27	1,500	1,554,510
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	1,300	1,313,468
Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/11	1,375	1,440,725
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	1,225	1,243,204
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	1,400	1,430,646
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	2,350	2,361,797

				9,344,350

South Carolina-5.4%
Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/29	3,000	3,144,630
County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	345	363,851
Lexington County, Revenue Bonds, Ser 2007 A	5.00	11/01/16	70	78,093
South Carolina State Public Service Authority, Refg Ser 2002 D (AGM Insd) (a)	5.00	01/01/20	5,000	5,415,450
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)(b)	5.00	01/01/22	7,000	7,621,670

				16,623,694

Texas-17.4%
Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	2,000	1,995,740
Bexar County Health Facilities Development Corp.	6.20	07/01/45	1,045	1,066,652
City of Arlington, Special Tax Ser 2009	5.00	08/15/28	2,500	2,572,600
City of Austin, Water & Wastewater Refg Ser 2001 (AGM Insd) (a)	5.125	05/15/27	2,950	3,019,354
City of Houston, Airport Sub Lien Ser 2000 A (AMT) (AGM Insd) (a)	5.875	07/01/17	6,000	6,018,300
City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25	05/15/23	5,120	5,610,752
City of Houston, Ser 2009 A	5.00	03/01/27	2,000	2,193,560
City of Houston, Ser A 2001 (AMT) (AGM Insd) (a)	5.625	07/01/30	5,000	5,001,700
City of San Antonio, (NATL-RE & FGIC Insd) (a)	5.00	05/15/26	8,960	9,183,373
County of Bexar, Ser 2009 A	5.00	06/15/35	2,500	2,661,075
County of Harris, Ser 2007 C (AGM Insd) (a)	5.25	08/15/31	2,380	2,785,528
Harris County Industrial Development Corp., Deer Park Refinancing Project	5.00	02/01/23	600	622,998
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(c)	0.00	01/01/28	8,600	3,387,884
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(c)	0.00	01/01/31	1,650	541,679
Tarrant County Cultural Education Facilities Finance Corp., Air Force Village II Inc. Ser 2007	5.125	05/15/37	875	761,985
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	915	953,595
University of Houston, Ser 2008 (AGM Insd) (a)(b)	5.00	02/15/33	5,100	5,354,592

				53,731,367

Vermont-0.7%
Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	2,500	2,175,575

Virgin Islands-0.4%
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25	1,125	1,143,315

Virginia-0.6%
Fairfax County Economic Development Authority, Goodwin House, Inc. Ser 2007	5.125	10/01/42	2,000	1,958,180

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

Washington-8.4%
Energy Northwest, Ser 2002 A (NATL-RE Insd) (a)	5.75%	07/01/18		$5,000	$5,431,350
Grant County Public Utility District No. 2, Electric Refg Ser 2001 H (AGM Insd) (a)	5.375	01/01/18		5,000	5,281,200
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23		2,510	2,515,371
Spokane County School District No. 81, Ser 2005 (NATL-RE Insd) (a)	5.125	06/01/23		2,500	2,700,200
State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/29		3,725	4,073,511
State of Washington, Various Purpose Ser 2010 A (b)	5.00	08/01/30		3,915	4,250,163
Washington Health Care Facilities Authority, Providence Health Ser 2006 C (AGM Insd) (a)	5.25	10/01/33		1,500	1,574,475

					25,826,270

Total Investments (Cost $477,907,491)			157.8%		$487,394,063
Other Assets Less Liabilities			3.7		11,381,280
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
Notes with interest rates ranging from 0.26% to 0.30% at 07/31/10 and contractual maturities of collateral ranging from 01/01/22 to 01/01/37 (See Note 1D) (j)			(16.9)		(52,295,000)
Preferred Shares of Beneficial Interest			(44.6)		(137,645,010)

Net Assets Applicable to Common Shareholders			100.0%		$308,835,333

Investment Abbreviations

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

AMBAC	AMBAC Assurance Corporation

AMT	Alternative Minimum Tax

BANs	Bond Anticipation Notes

BHAC	Berkshire Hathaway Assurance Corporation

COP	Certificates of Participation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

Insd	Insured

Jr	Junior

NATL-RE	National Public Finance Guarantee Corporation

RANs	Revenue Anticipation Notes

Refg	Refunding

Ser	Series

Sub	Subordinated

XLCA	XL Capital Assurance Inc

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Special Purpose Trust entered into by the Fund (See Note 1D).

(c)	Capital appreciation bond.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(f)	Security is considered a cash equivalent.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2010 represented 0.5% of the Fund’s Net Assets.

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $88,355,881 are held by the Dealer Trusts and serve as collateral for the $52,295,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Income Trust

D.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
Invesco Quality Municipal Income Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$487,394,063	$—	$487,394,063

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,633,009
Aggregate unrealized (depreciation) of investment securities	(10,844,610)

Net unrealized appreciation of investment securities	$9,788,399

Cost of investments for tax purposes is $477,605,664.
Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.